Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Bank guarantees	$ 298
Weighted average remaining lease term	1 year 7 months 20 days	2 years 6 months
Weighted average discount rate	10.63%	10.40%
Operating lease expense	$ 1,103	$ 1,042	$ 1,170